PRUDENTIAL MYROCKSM ADVISOR VARIABLE ANNUITY
PRUCO LIFE INSURANCE COMPANY
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

PRUDENTIAL MYROCKSM ADVISOR NEW YORK VARIABLE ANNUITY
PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

Supplement dated July 14, 2021
to Prospectuses dated April 30, 2021
This Supplement should be read in conjunction with the current Prospectus for your Annuity and should be retained for future reference. This Supplement is intended to update certain information in the Prospectus for the variable annuity you own and is not intended to be a prospectus or offer for any other variable annuity that you do not own. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectuses and Statements of Additional Information.
This Supplement contains information about changes to certain Portfolios of Legg Mason Partners Variable Equity Trust and American Fund Insurance Series® available through your Annuity. If you would like another copy of the current Annuity Prospectus, please call us at 1-888-PRU-2888.
Portfolio Name and Subadviser Changes - QS Variable Conservative Growth - Class I, QS Variable Growth - Class I, QS Variable Moderate Growth - Class I
Effective on or about August 7, 2021 (the "Effective Date"), all references to QS Variable Conservative Growth - Class I, QS Variable Growth - Class I and QS Variable Moderate Growth - Class I will be changed as follows:

Current Portfolio Name	New Portfolio Name
QS Variable Conservative Growth - Class I	Franklin Multi-Asset Variable Conservative Growth Fund - Class I
QS Variable Growth - Class I	Franklin Multi-Asset Variable Growth Fund - Class I
QS Variable Moderate Growth - Class I	Franklin Multi-Asset Variable Moderate Growth Fund - Class I
On the Effective Date, information pertaining to QS Variable Conservative Growth - Class I, QS Variable Growth - Class I and QS Variable Moderate Growth - Class I in the "Investment Options" section of the Prospectus is changed as follows:

Portfolio Name	Investment Objective (s)	Portfolio Adviser/Subadviser
Franklin Multi-Asset Variable Conservative Growth Fund - Class I (formerly QS Variable Conservative Growth - Class I)	Seeks a balance of growth of capital and income.	Legg Mason Partners Fund Advisor, LLC Franklin Advisers, Inc.
Franklin Multi-Asset Variable Growth Fund - Class I (formerly QS Variable Growth - Class I)	Seeks capital appreciation.	Legg Mason Partners Fund Advisor, LLC Franklin Advisers, Inc.
Franklin Multi-Asset Variable Moderate Growth Fund - Class I (formerly QS Variable Moderate Growth - Class I)	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC Franklin Advisers, Inc.

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Change to the "Sub-Accounts Subject to Fund Access Charge" in the "Fees, Charges and Deductions" Section of the Prospectus.
As noted in the "Investment Options" section of the Prospectus, the names for certain Portfolios of American Fund Insurance Series® were changed. Accordingly, the list of Sub-accounts subject to Fund Access Charge in the "Fees, Charges and Deductions” section of the Prospectus is updated with respect to the Portfolios shown below:

Old Portfolio Name	New Portfolio Name
American Funds Insurance Series® Blue Chip Income and Growth Fund – Class 1	American Funds Insurance Series® Washington Mutual Investors FundSM – Class 1
American Funds Insurance Series® Bond Fund – Class 1	American Funds Insurance Series® The Bond Fund of America® – Class 1
American Funds Insurance Series® U.S. Government/AAA-Rated Securities Fund – Class 1	American Funds Insurance Series® U.S. Government Securities Fund® – Class 1

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
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